FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details Textual) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 COP ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		$ 654,207	$ 580,438
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		33,838	38,884	$ 232,617
Gains (losses) on cash flow hedges, net of tax	[1]	0	0	(12,112)
Gains (losses) on hedges of net investments in foreign operations, net of tax		(584,650)	36,762	327,272
Gain on Disposal of Business		21,444	0
Retained earnings		3,906,945	3,568,182
Current held-to-maturity investments						$ 72,729	$ 22,380
Financial Assets Investments And Derivative Financial Instruments		19,205,183	17,511,625		$ 2,200,000			$ 2,200,000
CDPQ [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		439,279			$ 135,173
Increase In Financial Assets At Fair Value Through Profit Or Loss		69,162
Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities		13,105	$ 11,951	$ 9,317
Financial assets investments [member] | Mortgage Backed Security [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets at fair value through profit or loss		196,920
Financial assets at amortised cost		7
Financial assets at fair value through profit or loss, category [member] | Capital Investments SAFI S.A. [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		$ 1,345

[1]	In 2016 the Bank's subsidiary, Banistmo, discontinued cash flow hedge accounting. For further information see Note 5.2. Derivatives Financial Instruments.